Financial instruments by category	12 Months Ended
Mar. 31, 2021
Disclosure Of Detailed Information About Financial Instruments [Abstract]
Financial instruments by category	Financial instruments by category
The table below details the financial instruments as of March 31, 2021:

As of March 31, 2021
(EUR thousand)
Assets as per balance sheet	Loans and receivables at amortized cost	Derivatives valued at FVTPL	Total
Derivative financial instruments	—	231	231
Other non-current financial receivables	12,516	—	12,516
Trade receivables	31,324	—	31,324
Other receivables excluding other non-financial receivables	12,044	—	12,044
Cash and cash equivalents	182,783	—	182,783
Balance as of March 31, 2021	238,667	231	238,898

As of March 31, 2021
(EUR thousand)
Liabilities as per balance sheet	Other financial liabilities at amortized cost	Derivatives valued at FVTPL	Total
Loans and borrowings	720,745	—	720,745
Other long term liabilities	29,471	—	29,471
Trade payables	147,477	—	147,477
Other current liabilities excluding non-financial liabilities	33,994	—	33,994
Accrued liabilities excluding non-financial liabilities	32,589	—	32,589
Balance as of March 31, 2021	964,276	—	964,276
The table below details the financial instruments as of March 31, 2020:

As of March 31, 2020
(EUR thousand)
Assets as per balance sheet	Loans and receivables at amortized cost	Derivatives valued at FVTPL	Total
Derivative financial instruments	—	765	765
Other non-current financial receivables	15,170	—	15,170
Trade receivables	141,306	—	141,306
Other receivables excluding other non-financial receivables	8,100	—	8,100
Cash and cash equivalents	226,139	—	226,139
Balance as of March 31, 2020	390,715	765	391,480

As of March 31, 2020
(EUR thousand)
Liabilities as per balance sheet	Other financial liabilities at amortized cost	Derivatives valued at FVTPL	Total
Loans and borrowings	625,677	—	625,677
Derivative financial instruments	—	—	—
Other long term liabilities	29,753	—	29,753
Trade payables	237,319	—	237,319
Other current liabilities excluding non-financial liabilities	37,821	—	37,821
Accrued liabilities excluding non-financial liabilities	37,277	—	37,277
Balance as of March 31, 2020	967,847	—	967,847
The table below details the financial instruments as of March 31, 2019:

As of March 31, 2019
(EUR thousand)
Assets as per balance sheet	Loans and receivables at amortized cost	Derivatives valued at FVTPL	Total
Other non-current financial receivables	12,703	—	12,703
Trade receivables	249,331	—	249,331
Other receivables excluding other non-financial receivables	23,869	—	23,869
Cash and cash equivalents	104,072	—	104,072
Balance as of March 31, 2019	389,975	—	389,975

As of March 31, 2019
(EUR thousand)
Liabilities as per balance sheet	Other financial liabilities at amortized cost	Derivatives valued at FVTPL	Total
Loans and borrowings	624,500	—	624,500
Derivative financial instruments	—	176	176
Other long term liabilities	37,241	—	37,241
Trade payables	263,720	—	263,720
Other current liabilities excluding non-financial liabilities	51,337	—	51,337
Accrued liabilities excluding non-financial liabilities	36,011	—	36,011
Balance as of March 31, 2019	1,012,809	176	1,012,985